Property and Equipment (Details) - USD ($) $ in Thousands	Jun. 30, 2019	Mar. 31, 2019	Mar. 31, 2018
Property, Plant and Equipment [Line Items]
Total property and equipment	$ 2,915	$ 2,915	$ 3,181
Accumulated depreciation and impairment	(2,168)	(2,091)	(562)
Property and equipment, net	747	824	2,619
Zest Labs freshness hardware [Member]
Property, Plant and Equipment [Line Items]
Total property and equipment	2,493	2,493	2,477
Computers and software costs [Member]
Property, Plant and Equipment [Line Items]
Total property and equipment	222	222	400
Machinery and equipment [Member]
Property, Plant and Equipment [Line Items]
Total property and equipment	$ 200	200	211
Furniture and fixtures [Member]
Property, Plant and Equipment [Line Items]
Total property and equipment			89
Leasehold improvements [Member]
Property, Plant and Equipment [Line Items]
Total property and equipment			$ 4